Note 11 - Income Taxes (Details) - The Provision for Income Taxes (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
The Provision for Income Taxes [Abstract]
Current	$ 208,000	$ 554,569	$ 334,354
Deferred	1,032,000	516,431	(232,354)
Total provision for income taxes	$ 1,240,000	$ 1,071,000	$ 102,000